INCOME TAXES (BENEFIT) (Tables)	12 Months Ended
Mar. 31, 2017
INCOME TAXES (BENEFIT)
Schedule of components of income (loss) from operations before income taxes and income taxes (benefit)

	Thousands of Yen
	2015	2016	2017
Income (loss) from operations before income taxes:
Domestic	¥502,845	¥(235,186)	¥(638,940)
Foreign	(44,548)	6,436	(678,032)
Total	¥458,297	¥(228,750)	¥(1,316,972)
Income taxes―current
Domestic	¥82,915	¥121,253	¥40,669
Foreign	(44)	92,062	121
Total	¥82,871	¥213,315	¥40,790
Income taxes (benefit)―deferred
Domestic	¥132,995	¥5,122	¥(55,977)
Foreign	22,228	(35,312)	(442,922)
Total	¥155,223	¥(30,190)	¥(498,899)

Schedule of tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances

	Thousands of Yen
	2016		2017
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥38,130	¥—	¥38,130	¥—
Depreciation and amortization	11,085	37,478	22,137	83,958
Accrued municipal governments tax	9,812	—	6,702	—
Allowance for doubtful accounts	23,144	—	74,855	—
Accrued bonus	49,354		68,127
Accrued vacation	63,984		97,497
Other accrued expense	—	—	146,324	—
Asset retirement obligations	16,591	—	17,864	—
Operating loss carryforwards	109,413	—	396,055	—
Derivatives	20,174	—	828	—
Accounts payable	4,754	—	—	—
Prepaid expenses	—	21,635	—	—
Unrealized gain on available-for-sale securities	—	141,653	—	120,291
Acquisition related cost	26,885	—	26,885	—
Share-based compensation expense	4,070	—	—	—
Intangible assets	—	707,315	—	679,131
Others	40,600	8,260	156,229	50,901
Total	417,996	916,341	1,051,633	934,281
Valuation allowance	(132,874)	—	(181,719)	—
Total	¥285,122	¥916,341	¥869,914	¥934,281

Schedule of analysis of movement in the valuation allowance for deferred tax assets

	Thousands of Yen
	2015	2016	2017
Balance at beginning of year	¥57,324	¥88,870	¥132,874
Additions	48,931	61,670	50,528
Deductions	(17,385)	(17,666)	(1,683)
Balance at end of year	¥88,870	¥132,874	¥181,719

Schedule of reconciliations between the amount of reported income taxes expense (benefit) and the amount of income taxes expense (benefit) computed using the normal statutory tax rate

	Thousands of Yen
	2015	2016	2017
Amount computed using normal Japanese statutory tax rate	¥163,336	¥(75,716)	¥(403,257)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	31,545	44,004	48,845
Change in statutory tax rate	15,798	18,074	—
Share-based compensation expense	6,927	21,531	(7,814)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	15,776	14,475	(104,407)
Officers’ remuneration not deductible for tax purpose	4,870	—	—
Research and development tax credit	(7,513)	—	(5,748)
Non-deductible acquisition costs and earn-out liabilities adjustment	—	157,739	—
Others-net	7,355	3,018	14,272
Income tax expense (benefit) as reported	¥238,094	¥183,125	¥(458,109)